UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21217

Investment Company Act File Number

Eaton Vance California Municipal Bond Fund II

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

September 30

Date of Fiscal Year End

June 30, 2017

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

California Municipal Bond Fund II

June 30, 2017

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 159.3%

Security	Principal Amount (000’s omitted)	Value
Education — 10.4%
California Educational Facilities Authority, (Harvey Mudd College), 5.25%, 12/1/31	$395	$456,960
California Educational Facilities Authority, (Harvey Mudd College), 5.25%, 12/1/36	160	182,816
California Educational Facilities Authority, (Loyola Marymount University), 5.00%, 10/1/22	70	79,946
California Educational Facilities Authority, (Loyola Marymount University), 5.00%, 10/1/30	380	408,511
California Educational Facilities Authority, (Santa Clara University), 5.00%, 2/1/29	890	970,945
California Educational Facilities Authority, (University of San Francisco), 6.125%, 10/1/36	115	135,801
California Educational Facilities Authority, (University of the Pacific), 5.00%, 11/1/30	330	370,838
California Municipal Finance Authority, (University of San Diego), 5.00%, 10/1/31	210	236,584
California Municipal Finance Authority, (University of San Diego), 5.00%, 10/1/35	145	163,546
California Municipal Finance Authority, (University of San Diego), 5.25%, 10/1/26	405	465,438
California Municipal Finance Authority, (University of San Diego), 5.25%, 10/1/27	425	486,162
California Municipal Finance Authority, (University of San Diego), 5.25%, 10/1/28	450	511,587
University of California, Prerefunded to 5/15/19, 5.25%, 5/15/39	165	178,056
University of California, Prerefunded to 5/15/19, 5.25%, 5/15/39	550	593,522

		$5,240,712

Electric Utilities — 5.9%
Los Angeles Department of Water and Power, Electric System Revenue, 5.25%, 7/1/32	$745	$777,854
Sacramento Municipal Utility District, 5.00%, 8/15/30	420	486,184
Sacramento Municipal Utility District, 5.00%, 8/15/31	125	144,167
Southern California Public Power Authority, (Tieton Hydropower), 5.00%, 7/1/30	1,000	1,104,410
Vernon, Electric System Revenue, 5.125%, 8/1/21	405	430,653

		$2,943,268

Escrowed/Prerefunded — 14.4%
California Educational Facilities Authority, (Claremont McKenna College), Prerefunded to 1/1/19, 5.00%, 1/1/39	$1,370	$1,452,803
California Educational Facilities Authority, (University of Southern California), Prerefunded to 10/1/18, 5.25%, 10/1/39	1,200	1,265,172
California Health Facilities Financing Authority, (Cedars-Sinai Medical Center), Prerefunded to 8/15/19, 5.00%, 8/15/39	1,400	1,517,824
San Diego Community College District, (Election of 2002), Prerefunded to 8/1/21, 5.00%, 8/1/32	720	829,440
San Diego Community College District, (Election of 2006), Prerefunded to 8/1/21, 5.00%, 8/1/31	455	524,160
San Mateo Union High School District, (Election of 2006), Prerefunded to 9/1/23, 5.00%, 9/1/27	350	423,370
San Mateo Union High School District, (Election of 2006), Prerefunded to 9/1/23, 5.00%, 9/1/28	590	713,682
University of California, Prerefunded to 5/15/19, 5.25%, 5/15/39	285	307,552
Vernon, Electric System Revenue, Prerefunded to 8/1/19, 5.125%, 8/1/21	170	179,804

		$7,213,807

Security	Principal Amount (000’s omitted)	Value
General Obligations — 38.2%
Alta Loma School District, (Election of 2016), 5.00%, 8/1/42	$1,750	$2,054,290
California, 5.00%, 10/1/31	465	550,458
California, 5.50%, 11/1/35	1,300	1,475,760
Castro Valley Unified School District, (Election of 2016), 5.00%, 8/1/41	1,000	1,162,320
Jurupa Unified School District, (Election of 2014), 5.00%, 8/1/37	1,150	1,362,060
Lodi Unified School District, (Election of 2016), 5.00%, 8/1/34	1,365	1,619,340
Montebello Unified School District, (Election of 2016), 5.00%, 8/1/41	1,000	1,162,320
Mountain View Whisman School District, (Election of 2012), 4.00%, 9/1/42(1)	2,000	2,113,160
Palo Alto, (Election of 2008), 5.00%, 8/1/40	1,850	2,044,287
San Bernardino Community College District, 4.00%, 8/1/30	1,510	1,638,229
San Jose-Evergreen Community College District, (Election of 2010), 5.00%, 8/1/35	410	468,200
San Mateo Union High School District, (Election of 2006), 5.00%, 9/1/27	335	398,831
San Mateo Union High School District, (Election of 2006), 5.00%, 9/1/28	580	685,914
Torrance Unified School District, (Election of 2008), 5.00%, 8/1/35	1,125	1,304,190
Ventura County Community College District, 5.00%, 8/1/29	1,000	1,171,790

		$19,211,149

Hospital — 10.6%
California Health Facilities Financing Authority, (Cedars-Sinai Medical Center), 5.00%, 8/15/34	$775	$910,067
California Health Facilities Financing Authority, (City of Hope), 5.00%, 11/15/32	335	379,572
California Health Facilities Financing Authority, (City of Hope), 5.00%, 11/15/35	475	538,455
California Health Facilities Financing Authority, (Memorial Health Services), 5.00%, 10/1/27	750	862,545
California Health Facilities Financing Authority, (St. Joseph Health System), 5.00%, 7/1/33	600	684,924
California Health Facilities Financing Authority, (St. Joseph Health System), 5.00%, 7/1/37	280	317,458
California Statewide Communities Development Authority, (Cottage Health System), 5.25%, 11/1/30	1,000	1,097,050
Washington Township Health Care District, 5.00%, 7/1/32	555	556,116

		$5,346,187

Insured-Electric Utilities — 3.5%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	$1,035	$1,101,136
Sacramento Municipal Utility District, (AGM), 5.00%, 8/15/27	610	637,810

		$1,738,946

Insured-Escrowed/Prerefunded — 20.6%
Antelope Valley Community College District, (Election of 2004), (NPFG), Prerefunded to 8/1/17, 5.25%, 8/1/39	$725	$727,835
Carlsbad Unified School District, (Election of 2006), (NPFG), Prerefunded to 8/1/17, 5.25%, 8/1/32	1,500	1,505,850
Clovis Unified School District, (NPFG), Escrowed to Maturity, 0.00%, 8/1/20	3,130	3,003,924
Orange County Water District, Certificates of Participation, (NPFG), Prerefunded to 8/15/32, 5.00%, 8/15/34	395	506,050
Palm Springs Unified School District, (Election of 2008), (AGC), Prerefunded to 8/1/19, 5.00%, 8/1/33	1,250	1,353,637
Riverside Community College District, (Election of 2004), (AGM), (NPFG), Prerefunded to 8/1/17, 5.00%, 8/1/32	1,040	1,043,838

Security	Principal Amount (000’s omitted)	Value
Sacramento Municipal Utility District, (AGM), Prerefunded to 8/15/18, 5.00%, 8/15/27	$390	$408,205
San Diego County Water Authority, Certificates of Participation, (AGM), Prerefunded to 5/1/18, 5.00%, 5/1/38(1)	1,750	1,810,760

		$10,360,099

Insured-General Obligations — 8.7%
Coalinga-Huron Joint Unified School District, (Election of 2016), (BAM), 5.00%, 8/1/41	$1,265	$1,468,210
Union Elementary School District, (Election of 1999), (NPFG), 0.00%, 9/1/22	3,200	2,916,864

		$4,385,074

Insured-Hospital — 3.6%
California Statewide Communities Development Authority, (Sutter Health), (AGM), Prerefunded to 8/15/18, 5.05%, 8/15/38(1)	$1,750	$1,811,233

		$1,811,233

Insured-Special Tax Revenue — 4.1%
Hesperia Public Financing Authority, (Redevelopment and Housing Projects), (XLCA), 5.00%, 9/1/37	$1,535	$1,538,454
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	2,675	531,389

		$2,069,843

Insured-Transportation — 4.9%
San Joaquin Hills Transportation Corridor Agency, (NPFG), 0.00%, 1/15/27	$3,520	$2,477,482

		$2,477,482

Insured-Water and Sewer — 0.9%
Riverside, Water System Revenue, (AGM), 5.00%, 10/1/38	$445	$466,827

		$466,827

Lease Revenue/Certificates of Participation — 1.1%
California Public Works Board, 5.00%, 11/1/38	$480	$545,678

		$545,678

Special Tax Revenue — 9.5%
Los Angeles County Metropolitan Transportation Authority, Sales Tax Revenue, 5.00%, 7/1/31	$1,490	$1,546,352
San Francisco Bay Area Rapid Transit District, Sales Tax Revenue, 5.00%, 7/1/28	1,300	1,444,651
Successor Agency to La Quinta Redevelopment Agency, 5.00%, 9/1/29	500	579,190
Successor Agency to San Diego Redevelopment Agency, 5.00%, 9/1/31	1,000	1,183,890

		$4,754,083

Transportation — 11.4%
Bay Area Toll Authority, Toll Bridge Revenue, (San Francisco Bay Area), Prerefunded to 4/1/19, 5.25%, 4/1/29	$1,190	$1,278,286
Long Beach, Harbor Revenue, 5.00%, 5/15/27	540	598,525
Los Angeles Department of Airports, (Los Angeles International Airport), 5.00%, 5/15/35(1)	1,060	1,167,760
Los Angeles Harbor Department, 5.00%, 8/1/25	1,250	1,432,462
San Francisco City and County Airport Commission, (San Francisco International Airport), 5.00%, 5/1/35	635	693,204
San Jose, Airport Revenue, 5.00%, 3/1/20	500	550,085

		$5,720,322

Water and Sewer — 11.5%
Metropolitan Water District of Southern California, 5.00%, 1/1/39	$1,050	$1,110,700
Rancho California Water District Financing Authority, 5.00%, 8/1/46(1)	2,000	2,340,280
San Diego Public Facilities Financing Authority, Sewer Revenue, 5.00%, 5/15/38	2,000	2,343,580

		$5,794,560

Security	Value
Total Tax-Exempt Investments — 159.3% (identified cost $74,733,772)	$80,079,270

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (1.8)%	$(900,072)

Institutional MuniFund Term Preferred Shares, at Liquidation Value (net of unamortized deferred offering costs) — (49.1)%	$(24,686,427)

Other Assets, Less Liabilities — (8.4)%	$(4,204,538)

Net Assets Applicable to Common Shares — 100.0%	$50,288,233

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

The Fund invests primarily in debt securities issued by California municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at June 30, 2017, 29.1% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.7% to 17.3% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

Futures Contracts

Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 10-Year Treasury Note	15	Short	Sep-17	$(1,883,651)	$(1,882,969)	$682
U.S. Long Treasury Bond	15	Short	Sep-17	(2,280,921)	(2,305,313)	(24,392)

						$(23,710)

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

BAM	-	Build America Mutual Assurance Co.

NPFG	-	National Public Finance Guaranty Corp.

XLCA	-	XL Capital Assurance, Inc.

At June 30, 2017, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund enters into U.S. Treasury futures contracts to hedge against changes in interest rates.

At June 30, 2017, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and in a liability position and whose primary underlying risk exposure is interest rate risk was $682 and $24,392, respectively.

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$67,254,136

Gross unrealized appreciation	$5,812,846
Gross unrealized depreciation	(237,712)

Net unrealized appreciation	$5,575,134

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2017, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$80,079,270	$—	$80,079,270
Total Investments	$—	$80,079,270	$—	$80,079,270
Futures Contracts	$682	$—	$—	$682
Total	$682	$80,079,270	$—	$80,079,952

Liability Description
Futures Contracts	$(24,392)	$—	$—	$(24,392)
Total	$(24,392)	$—	$—	$(24,392)

The Fund held no investments or other financial instruments as of September 30, 2016 whose fair value was determined using Level 3 inputs. At June 30, 2017, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance California Municipal Bond Fund II

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	August 24, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	August 24, 2017

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	August 24, 2017